                                                    REGISTRATION NO. 333-103199
                                                     REGISTRATION NO. 811-04335
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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

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                                   FORM N-6
                           REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933      [_]
                        PRE-EFFECTIVE AMENDMENT NO.      [_]
                      POST-EFFECTIVE AMENDMENT NO. 31    [X]
                                   AND/OR
                           REGISTRATION STATEMENT
                                   UNDER
                     THE INVESTMENT COMPANY ACT OF 1940  [_]
                              AMENDMENT NO. 93           [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

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                              SEPARATE ACCOUNT FP
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

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                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
             (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

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                                  DODIE KENT
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

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                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                            WASHINGTON, D.C. 20001

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Approximate Date of Proposed Public Offering: As soon as practical after the effectiveness of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b)(1)(vii) of Rule 485.
    [_]On May 2, 2011 pursuant to paragraph (b) of Rule 485.
    [X]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (        ) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered

   Units of interest in Separate Account FP.

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                                     NOTE

This Post Effective Amendment No. 31 ("PEA") to the Form N-6 Registration
Statement File No. 333-103199 ("Registration Statement") of AXA Equitable Life
Insurance Company ("AXA Equitable") and its Separate Account FP is being filed for the purpose of adding a supplement to the IL Optimizer II prospectus. All other Prospectuses, Statements of Additional Information and Supplements
contained in this Registration Statement remain unchanged.

AXA Equitable Life Insurance Company

Supplement Dated May 14, 2012 to the current prospectus for

Incentive Life Optimizer® II

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the “Prospectus”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to describe the new version of the Long-Term Care ServicesSM Rider that is available on or about May 17, 2012, subject to approval in your state. If available, the Long-Term Care ServicesSM Rider described in this Supplement replaces the prior version of the rider that is described in your current Prospectus under “More information about policy features and benefits.” This Supplement makes references to the corresponding sections of your current prospectus. Please note the following changes described below.

In states where approved, an optional rider may be added to your policy at issue that provides an acceleration of the policy’s death benefit in the form of monthly payments if the insured becomes chronically ill and is receiving qualifying long-term care services in accordance with a plan of care. This is our Long-Term Care ServicesSM Rider. The monthly charge for this rider varies based on the individual characteristics of the insured, the benefit percentage you select and whether you select the rider with or without the optional Nonforfeiture Benefit. You can terminate this rider after your first policy year.

This Supplement is organized so that we can first describe the new version of the Long-Term Care ServicesSM Rider, replacing the information about the previous version of the rider in your current prospectus. Following the description of the new version of the rider, we then refer you to other sections of your prospectus that make reference to the Long-Term Care ServicesSM Rider.

1.	More information about policy features and benefits — Long-Term Care ServicesSM Rider

The rider provides for the acceleration of the policy death benefit as a payment of a portion of the policy’s death benefit each month as a result of the insured person being a chronically ill individual who is receiving qualified long-term care services in accordance with a plan of care.(1) Benefits accelerated under this rider will be treated as a lien against policy values unless benefits are being paid under the optional Nonforfeiture Benefit. While this rider is in force, policy face amount increases and death benefit option changes from Option A to Option B are not permitted.

An individual qualifies as “chronically ill” if they have been certified by a licensed health care practitioner as being unable to perform (without substantial assistance from another person) at least two activities of daily living for a period of at least 90 days due to a loss of functional capacity; or requiring substantial supervision to protect such individual from threats to health and safety due to cognitive impairment.

Benefits are payable once we receive: 1) a written certification from a U.S. licensed health care practitioner that the insured person is a chronically ill individual and is receiving qualified long-term care services in accordance with a plan of care; 2) proof that the “elimination period,” as discussed below, has been satisfied; and 3) written notice of claim and proof of loss in a form satisfactory to us. In order to continue monthly benefit payments, we require recertification by the U.S. licensed health care practitioner every twelve months from the date of the initial or subsequent certification that the insured person is still a chronically ill individual receiving qualified long-term care services in accordance with a plan of care. Otherwise, unless earlier terminated due to a change in status of the insured, benefit payments will terminate at the end of the twelve month period. This rider may not cover all of the costs associated with long-term care services during the insured person’s period of coverage.

The monthly charge for this rider varies based on the insured person’s sex, issue age, class of risk and tobacco user status, as well as the benefit percentage selected and whether you selected the rider with or without the optional Nonforfeiture Benefit. See “Risk/benefit summary: Charges and expenses you will pay” above for more information on the charges we deduct for this rider.

If the net policy value is insufficient to cover the total monthly deductions for the base policy and any riders while benefits under this rider are being paid, we will not lapse the policy. While monthly benefits under the Long-Term Care ServicesSM Rider are being paid, we will waive the monthly charge for the Long-Term Care ServicesSM Rider.

We will pay up to the maximum total benefit for qualified long-term care services for the insured person for the duration of a period of coverage. For death benefit Option A, the maximum total benefit is equal to the current long-term care specified amount as of the first day of a period of coverage. For death benefit Option B, the maximum total benefit is equal to the current long-term care specified amount plus the

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(1)	For a more complete description of the terms used in this section and conditions of this rider please consult your rider policy form policy account value as of the first day of a period of coverage. The initial long-term care specified amount is equal to the face amount of the base policy at issue multiplied by the acceleration percentage (100% if you elected death benefit Option B). This amount may change due to subsequent policy transactions and will be reduced at the end of a period of coverage to reflect benefits paid during that period of coverage. Any request for a decrease in the policy face amount will reduce the current long-term care specified amount to an amount equal to the lesser of: (a) the new policy face amount multiplied by the acceleration percentage selected, or (b) the long-term care specified amount immediately prior to the face amount decrease. If you selected death benefit Option A, any partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the amount of the withdrawal. The maximum monthly benefit in either case will then be equal to the new long-term care specified amount multiplied by the acceleration percentage. If you selected death benefit Option B, the current long-term care specified amount will not be reduced.

The maximum monthly benefit is the maximum amount we or an affiliated company will pay in a month for qualified long-term care services for the insured person. Affiliates include AXA Equitable Life and Annuity Company, MONY Life Insurance Company, MONY Life Insurance Company of America, and U.S. Financial Life Insurance Company. The maximum monthly benefit payment amount that you can purchase from AXA Equitable and its affiliates is limited to $50,000 per month, per insured person. At issue, the maximum monthly benefit is equal to the long-term care specified amount multiplied by the benefit percentage selected. After that, the maximum monthly benefit is equal to the maximum total benefit as of the first day of the first period of coverage, multiplied by the benefit percentage selected.

•	If you selected death benefit Option A, the maximum total benefit is equal to the current long-term care specified amount on the first day of the period of coverage.

•	If you selected death benefit Option B, the maximum total benefit is equal to the current long-term care specified amount, plus the policy account value, on the first day of a period of coverage.

This amount may change due to subsequent policy transactions. See below for maximum monthly payment limitations.

Each month, the monthly benefit payment (a portion of which may be applied to repay an outstanding policy loan) for qualified long-term care services for the insured person is the lesser of:

1.	the maximum monthly benefit (or lesser amount as requested, however, this may not be less than $500); or

2.	the monthly equivalent of 200% (100% in the State of New York) of the per day limit allowed by the Health Insurance Portability and Accountability Act. (We reserve the right to increase this percentage.)

We will pay a proportionate amount of the monthly benefit payment for services rendered for less than a full month.

When benefits are paid under this rider, we establish an accumulated benefit lien. This accumulated benefit lien amount will equal the cumulative amount of rider benefits paid (including any loan repayments) during a period of coverage, accumulated at 0% interest. We subtract the accumulated benefit lien amount from the base policy death benefit if the insured person dies before the end of a period of coverage. For the purposes of determining the cash surrender value of this policy, the policy face amount and the unloaned policy account value will be reduced by a percentage. For policies with death benefit Option A, the percentage will be equal to the accumulated benefit lien amount divided by the policy face amount. For policies with death benefit Option B, the percentage will be equal to the accumulated benefit lien amount divided by the policy face amount, plus the unloaned policy account value, when the insured person is no longer receiving monthly benefits. For all policies, the percentage will not be more than 100% and the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount. Any applicable surrender charge will be reduced on a pro rata basis for the portion of the policy face amount that we have accelerated to date. However, the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount.

•  Elimination period.  The Long-Term Care ServicesSM Rider has an elimination period that is the required period of time while the rider is in force that must elapse before any benefit is available to the insured person under this rider. The elimination period is 90 days, beginning on the first day of any qualified long-term care services that are provided to the insured person. Generally, benefits under this rider will not be paid until the elimination period is satisfied, and benefits will not be retroactively paid for the elimination period. The elimination period can be satisfied by any combination of days of a long-term care facility stay or days of home health care. The days do not have to be continuous, but the elimination period must be satisfied within a consecutive period of 24 months starting with the month in which such services are first provided. The elimination period must be satisfied only once while this rider is in effect.

•  Period of coverage.  The period of coverage is the period of time during which the insured person receives services that are covered under the Long-Term Care ServicesSM Rider and for which benefits are payable. This begins on the first day covered services are received after the end of the elimination period. A period of coverage will end on the earliest of the following dates:

1.	the date that we receive the notice of release which must be sent to us when the insured person is no longer receiving qualified long-term care services;

2.	the date we determine you are no longer eligible to receive benefits in accordance with the terms of this rider;

3.	the date when you request that we terminate benefit payments under this rider;

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4.	the date the accumulated benefit lien amount equals the current maximum total benefit (or if your coverage is continued as a Nonforfeiture benefit, the date the maximum total Nonforfeiture benefit has been paid out);

5.	the date that you surrender the policy (except to the extent any Nonforfeiture Benefit you may have under the rider);

6.	the date we make a payment under the living benefits rider (for terminal illness); or

7.	the date of death of the insured person.

During a period of coverage:

1.	Partial withdrawals, face amount decreases and premium payments are not permitted.

2.	Each monthly benefit payment will increase the accumulated benefit lien amount by the amount of the payment—including any loan repayment. The accumulated benefit lien amount will be deducted from the policy death benefit in determining the benefit we pay.

3.	If there is an outstanding policy loan (and accrued loan interest) at the time we make a benefit payment, an amount equal to a percentage of the loan and accrued loan interest will be deducted from the monthly benefit payment and used as a loan repayment and will reduce the amount otherwise payable to you. This percentage will equal the monthly benefit payment divided by the portion of the maximum total benefit that we have not accelerated to date.

4.	The loan extension and paid up death benefit guarantee endorsements will no longer be applicable at any time once benefits are paid under this rider.

5.	Transfers of any unloaned policy account value allocated to the guaranteed interest option to the variable investment options are permitted. We do, however, reserve the right to restrict the variable investment options available to you during a period of coverage. If we exercise this right, we will notify you of such restrictions in advance.

After a period of coverage ends:

1.	The base policy face amount of the policy and the unloaned policy account value will each be reduced by a percentage. For policies with death benefit Option A, the percentage will be equal to the accumulated benefit lien amount divided by the base policy face amount. For policies with death benefit Option B, the percentage will be equal to the accumulated benefit lien amount divided by the base policy face amount, plus the unloaned policy account value. For all policies, the percentage will not be more than 100% and the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount.

2.	The long-term care specified amount will be reduced by a percentage equal to the accumulated benefit lien amount, divided by the maximum total benefit. If after this calculation, the long-term care specified amount would be greater than the base policy face amount, the long-term care specified amount will be further reduced to the policy face amount.

3.	Any applicable surrender charges will be reduced on a pro rata basis for the portion of the policy face amount that we have accelerated.

4.	The maximum monthly benefit will not be reduced.

5.	The premium fund values that are used by us to determine whether a guarantee against policy lapse or a guarantee of death benefit protection is in effect will also be reduced pro rata to the reduction in the base policy face amount.

6.	Any remaining balance for an outstanding loan and accrued loan interest will not be reduced.

7.	The accumulated benefit lien amount is reset to zero.

The reduction in your policy account value will reduce your unloaned value in the guaranteed interest option and your values in the variable investment options in accordance with your monthly deduction allocation percentages then in effect. If we cannot make the reduction in this way, we will make the reduction based on the proportion that your unloaned values in the guaranteed interest option and your values in the variable investment options bear to the total unloaned value in your policy account.

After the period of coverage has ended, we will provide you with notice of the adjusted values.

If the entire maximum total benefit has been paid out, the period of coverage will end, this rider will terminate and the policy may terminate.

•  Rider termination.  This rider will terminate, and no further benefits will be payable (except, where applicable, as may be provided under the “Extension of Benefits” and the “Nonforfeiture Benefit” provisions of this rider), on the earliest of the following:

1.	at any time after the first policy year, on the next monthly anniversary on or following the date we receive your written request to terminate this rider;

2.	upon termination or surrender of the policy;

3.	the date of the insured person’s death;

4.	the date when the accumulated benefit lien amount equals the maximum total benefit amount;

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5.	the effective date of the election of the paid up death benefit guarantee;

6.	the date you request payment under a living benefits rider due to terminal illness of the insured person (whether or not monthly benefit payments are being made as of such date);

7.	the date the policy goes on loan extension; or

8.	on the date that a new insured person is substituted for the original insured person under the terms of any substitution of insured rider.

If this rider does not terminate, it will remain in force as long as the policy remains in force. This rider may be restored after termination if certain qualifications for restoration of rider benefits are met.

•  Extension of benefits.  If your policy lapses, terminating this rider, while the insured person is confined in a long-term care facility but before any rider benefits have been paid for a current period of coverage, benefits for that confinement may be payable provided that the confinement began while this rider was in force and the confinement continues without interruption after the policy lapses. Benefits may continue until the earliest of the following dates: (a) the date the insured person is discharged from such confinement (in this case, the maximum total benefit will be reduced by rider benefits that have been paid out); (b) the date the maximum total benefit has been paid; or (c) the date of death of the insured person. If benefits are payable under this provision, there will be no death benefit payable to the beneficiary or beneficiaries named in the base policy.

Nonforfeiture Benefit

For a higher monthly charge, you can elect the Long-Term Care ServicesSM Rider with the Nonforfeiture Benefit. The Nonforfeiture Benefit continues coverage under the rider in a reduced benefit amount in situations where (a) the Long-Term Care ServicesSM Rider would otherwise terminate; (b) you have not already received benefits that equal or exceeded the total charges paid for the rider with the Nonforfeiture Benefit; and (c) your policy and Long-Term Care ServicesSM Rider were inforce for at least three policy years.

While the Nonforfeiture Benefit is in effect, all of the provisions of the Long-Term Care ServicesSM Rider remain applicable to you. The maximum total Nonforfeiture Benefit will be the greater of:

(a)	One month’s maximum monthly benefit under the Long-Term Care ServicesSM Rider on the date the Nonforfeiture Benefit period begins; and

(b)	The sum of all charges paid for the Long-Term Care ServicesSM Rider (with the Nonforfeiture Benefit). This amount excludes any charges that may have previously been waived.

The maximum total Nonforfeiture Benefit will be reduced (but not below zero) by all monthly benefit payments paid under the rider, including any payments made under the “Extension of Benefits” provision. Also, the maximum total Nonforfeiture benefit will not exceed the maximum total benefit under the rider.

Coverage under the Nonforfeiture Benefit begins on the date the Long-Term Care ServicesSM Rider would otherwise terminate for one of the following reasons (unless benefits are being continued under the “Extension of Benefits” provision of the rider):

(1)	We receive your written request to terminate the Long-Term Care ServicesSM Rider;

(2)	You surrender your policy;

(3)	Your policy terminates without value at the end of a grace period; or

(4)	You elect a Paid Up death benefit guarantee.

If benefits are being continued under the “Extension of Benefits” provision of the rider, the Nonforfeiture Benefit begins on the date the insured is discharged from a long-term care facility.

Once in effect, the Nonforfeiture benefit will continue long-term care coverage under a paid-up status until the earliest of (a) the death of the insured, and (b) the date the maximum total Nonforfeiture benefit has been paid out and reduced to zero during a period of coverage. If coverage is continued under the Nonforfeiture benefit, you will receive additional information regarding the benefit, including the maximum total Nonforfeiture benefit amount.

For tax information concerning the Long-Term Care ServicesSM Rider, see “Tax information” earlier in this prospectus.

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2.	Risk/benefit summary: Charges and expenses you will pay

Please note the charge for the Long-Term Care ServicesSM Rider under the table heading “Periodic charges other than underlying trust portfolio operating expenses.”

Periodic charges other than underlying trust portfolio operating expenses
Charge	When charge is deducted	Amount deducted
Disability Premium Waiver(1) (Long-Term Care ServicesSM Rider)	Monthly (while the rider is in effect)	Charge for Disability Premium Waiver per $1,000 of benefit for which such rider is purchased:(2) Highest: $0.02 Lowest: $0.0009 Representative: $0.003(1)

Long-Term Care ServicesSM Rider(3)(4)	Monthly

Charge per $1,000 of the amount for which we are
at risk:(5)

With the optional Nonforfeiture Benefit:

Highest: $2.94

Lowest: $0.25

Representative: $0.53(1)

Without the optional Nonforfeiture Benefit:

Highest: $2.67

Lowest: $0.22

Representative: $0.49(1)

(1)	This representative amount is the rate we guarantee for a representative insured male age 35 at issue in the preferred elite non-tobacco user risk class. This charge varies based on the individual characteristics of the insured and the benefit percentage you choose and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured’s particular characteristics.
(2)

Amount charged equals the total sum of Disability Premium Waiver rider charges corresponding to the base policy and Long-Term Care ServicesSM Rider that you have added to your policy and to any base policy face amount increases.

(3)	Not applicable after the insured person reaches age 121.
(4)	This rider is not available if you elect the Cash Value Plus Rider.
(5)

Our amount “at risk” for this rider depends on the death benefit option selected under the policy. See “More information about policy features and benefits — Long-Term Care ServicesSM Rider” earlier in this Supplement.

3.	Risk/benefit summary: Policy features, benefits and risks

The minimum amount of premiums you must pay

Policy “lapse” and termination.  Your policy will lapse (also referred to in your policy as “default”) if your “net policy account value” is not enough to pay your policy’s monthly charges when due unless you are receiving monthly benefit payments under the Long-Term Care ServicesSM Rider.

You can elect a “paid up” death benefit guarantee

Our paid up death benefit guarantee is not available if you received monthly benefit payments under the Long-Term Care ServicesSM Rider. Also, election of a paid up death benefit guarantee will terminate any Long-Term Care ServicesSM Rider.

You can receive an accelerated death benefit under the Long-Term Care ServicesSM Rider

As noted above, the Long-Term Care ServicesSM Rider may be added to your policy at issue that provides an acceleration of the policy’s death benefit in the form of monthly payments if the insured becomes chronically ill and is receiving qualifying long-term care services. If you are purchasing this policy through an Option To Purchase Additional Insurance under another policy, or a conversion from a term life policy or term rider, you cannot add the Long-Term Care ServicesSM Rider. You can add this rider to policies with a face amount of at least $100,000 which are not issued as a result of an Option To Purchase Additional Insurance election or a conversion from a term life policy or term rider. The monthly rate for this rider varies based on the individual characteristics of the insured and the benefit percentage you select. You can terminate this rider after your first policy year.

Other adjustments to death benefit

We will reduce the death benefit proceeds by the amount of any outstanding policy loans and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. Under the Long-Term Care ServicesSM Rider, any monthly benefit payments will be treated as a lien against the death benefit and reduce your death benefit. Please see “Long-Term Care ServicesSM Rider” earlier in this Supplement.

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Change of death benefit option

You may not change the death benefit option from Option A to Option B under the policy while the Long-Term Care ServicesSM Rider is in effect. Changes from Option B to Option A are permitted.

You can increase or decrease your insurance coverage

We can refuse or limit any requested increase or decrease. We will not approve any increase while the Long-Term Care ServicesSM Rider is in effect. Also, we will not accept a request for a face amount decrease while you are receiving monthly benefit payments under the Long-Term Care ServicesSM Rider.

Accessing your money

The cash surrender value available for loans is reduced on a pro rata basis for the portion of policy face amount accelerated to date but not by more than the accumulated benefit lien amount. We will charge interest on the amount of the loan. See “Borrowing from your policy” in your prospectus for more information.

Partial withdrawals are not permitted if you are receiving monthly benefit payments under the Long-Term Care ServicesSM Rider.

4.	Accessing your money

Borrowing from your policy

The amount you can borrow will be reduced for any monthly payments you have received under the Long-Term Care ServicesSM Rider.

Paying off your loan.  Any payment received while you are receiving monthly payments under the Long-Term Care ServicesSM Rider, will be applied as a loan repayment (or refunded if it is in excess of the loan amount and outstanding interest).

If you are to receive monthly benefit payments under the Long-Term Care ServicesSM Rider, a percentage of the loan and accrued loan interest to that date will be deducted from the monthly benefit payment as a loan repayment. This will reduce the monthly payment otherwise payable to you under the rider.

Loan extension (for guideline premium test policies only)

As described in your prospectus, Loan Extension is a feature that can protect against lapse of your policy due to an outstanding policy loan in certain circumstances. However, Loan Extension is not available if you have received a payment under the Long-Term Care ServicesSM Rider.

When a policy goes on loan extension all additional benefit riders and endorsements will terminate, including the Long-Term Care ServicesSM Rider.

Making withdrawals from your policy

You may make a partial withdrawal of your net cash surrender value at any time after the first year of your policy and before the policy anniversary nearest to the insured’s attained age 121, provided you are not receiving monthly benefit payments under the Long-Term Care ServicesSM Rider. If you elected the Long-Term Care ServicesSM Rider, a partial withdrawal will reduce the current long term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal amount.

Surrendering your policy for its net cash surrender value

You can surrender (give us back) your policy for its “net cash surrender value” at any time. The net cash surrender value equals your policy account value, minus any outstanding loan and unpaid loan interest, minus any outstanding lien amount on account of monthly benefit payments made under the Long-Term Care ServicesSM Rider.

Your option to receive a terminal illness living benefit under the Living Benefits Rider

If you receive a living benefit on account of terminal illness, the Long-Term Care ServicesSM Rider for chronic illness benefits, if inforce, will terminate and no further benefits will be payable under the Long-Term Care ServicesSM Rider. Long-Term Care ServicesSM Rider charges will also stop.

5.	Tax information

Tax treatment of living benefits rider or Long-Term Care ServicesSM Rider under a policy with the applicable rider

Living benefits rider.  Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from gross income as an accelerated death benefit. We believe that the benefits provided under our living benefits rider meet the tax law’s definition of terminally ill under section 101(g) of the Code and can qualify for this income tax exclusion. The owner and the insured person are not the same, the exclusion for accelerated death benefits for terminal illness or a chronic illness does not apply if the owner (taxpayer) has an insurable interest with respect to the life of the insured person by reason of the insured person being an

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officer, employee or director of the taxpayer or by reason of the insured person being financially interested in any trade or business carried on by the taxpayer.

Long-Term Care ServicesSM Rider.  Benefits received under the Long-Term Care ServicesSM Rider are intended to be treated, for Federal income tax purposes, as accelerated death benefits under the Code on the life of a chronically ill insured person receiving qualified long-term care services within the meaning of section 7702B of the Code. The benefits are intended to qualify for exclusion from income subject to the limitations of the Code with respect to a particular insured person. Receipt of these benefits may be taxable and may reduce your investment in the policy. Generally income exclusion for all payments from all sources with respect to an insured person will be limited to the higher of the Health Insurance Portability and Accountability Act (“HIPAA”) per day limit or actual costs incurred by the taxpayer on behalf of the insured person.

The Long-Term Care ServicesSM Rider is intended to be a qualified long-term care insurance contract under section 7702B(b) of the Code. Charges for the Long-Term Care ServicesSM Rider are generally not considered deductible for income tax purposes. Assuming the rider qualifies as intended, charges will reduce your investment in the policy for income tax purposes (but not below zero) but will not be taxable.

Any adjustments made to your policy death benefit, face amount and other values as a result of Long-Term Care ServicesSM Rider benefits paid will also generally cause us to make adjustments with respect to your policy under federal income tax rules for testing premiums paid, your tax basis in your policy, your overall premium limits and the seven-pay period and seven-pay limit for testing modified endowment contract status.

It is not clear whether the exception for accelerated death benefits on account of terminal illness for owners whose insurable interests arise from business-type policies applies to benefits under a qualified long-term care insurance policy. If the owner and insured person are not the same, other tax considerations may also arise in connection with a transfer of benefits received to the insured person, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of life insurance policy proceeds for estate tax purposes in certain trust owned situations. Under certain conditions, a gift tax exclusion may be available for certain amounts paid on behalf of a donee to the provider of medical care.

More information about policy features and benefits

Guarantee premium test for no lapse guarantee

Guarantee premiums.  The amounts of the monthly guarantee premiums for the no lapse guarantee are set forth in your policy. The amounts of the monthly guarantee premiums for any elected extended no lapse guarantee rider are set forth in your policy if your death benefit option is Option A. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy or the long-term care specified amount changes, or a rider is eliminated, or if there is a change in the insured person’s risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend a no lapse guarantee period or the extended no lapse guarantee period beyond its original number of years.

Paid up death benefit guarantee

The “paid up” death benefit guarantee is not available if you have received any payment under the Long-Term Care ServicesSM Rider.

Cash Value Plus Rider

The Cash Value Plus Rider is not available if you elect the Long-Term Care ServicesSM Rider.

6.	More information about certain policy charges

The following replaces the description of the charge for the Long-Term Care ServicesSM Rider:

•  Disability Premium Waiver.  If you choose this rider, we deduct an amount from your policy account value each month until the insured under the policy reach age 65 and while the rider is in effect. This amount is between $0.01 and $0.60 per $1,000 of initial base policy face amount on a guaranteed basis. We will establish a similar charge for requested base policy face amount increases. If you also select certain of the other optional riders available under your policy, we will deduct additional amounts from your policy account value per $1,000 of rider benefit amount each month while both the other rider and this rider are in effect. If you choose the Long-Term Care ServicesSM Rider, we will deduct an amount between $0.0009 and $0.02 on a guaranteed basis. These amounts are in addition to the charges for the riders themselves. The current monthly charges for this rider may be lower than the maximum monthly charges.

•  Long-Term Care ServicesSM Rider.  If you choose this rider without the Nonforfeiture Benefit, on a guaranteed basis, we may deduct between $0.22 and $2.67 per $1,000 of the amount for which we are at risk under the rider from your policy account value each month. If you choose this rider with the Nonforfeiture Benefit, on a guaranteed basis, we may deduct between $0.25 and $2.94 per $1,000 of the amount for which we are at risk under the rider. We will deduct this charge until the insured reaches age 121 while the rider is in effect, but not when rider benefits are being paid. The net amount at risk under the rider depends on the death benefit option selected under the policy.

7

For policies with death benefit Option A, the net amount at risk for the rider is the lesser of (a) the current policy face amount, minus the policy account value (but not less than zero); and (b) the current long-term care specified amount. For policies with death benefit Option B, the net amount at risk for the rider is the current long-term care specified amount.

If you continue coverage under the Nonforfeiture Benefit, the charge for the rider will no longer apply.

7.	More information about procedures that apply to your policy

You can change your policy’s insured person

After the policy’s second year, we will permit you to request that a new insured person replace the existing one subject to our rules then in effect. This requires that you provide us with adequate evidence that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

Upon making this change, the monthly insurance charges we deduct will be based on the new insured person’s insurance risk characteristics. In addition, any no lapse guarantee and Long-Term Care ServicesSM Rider will terminate.

Copyright 2012 AXA Equitable Life Insurance Company

All rights reserved. Incentive Life Optimizer is

a registered trademark of AXA Equitable Life Insurance Company.

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

212-554-1234

#308580

                                    PART C

Item 26. Exhibits.

    (a)         Certified resolution re Authority to Market Variable Life
                Insurance and Establish Separate Accounts, incorporated herein by reference to Exhibit No. 1-A(1)(a)(i) to Registration
                Statement on Form S-6, File No. 333-17663,filed on December 11,
                1996.

    (b)         Inapplicable.

    (c)(i)      Broker-Dealer and General Agent Sales Agreement, incorporated herein by reference to Exhibit 1-A(3)(b) to Registration
                Statement on Form S-6, File No. 333-17663, filed on
                December 11, 1996.

    (c)(ii)     Distribution and Servicing Agreement among EQ Financial
                Consultants, Inc. (now AXA Advisors, LLC), Equitable and
                Equitable Variable dated as of May 1, 1994, incorporated herein by reference to Exhibit 1-A(8) to Registration Statement on
                Form S-6, File No. 333-17663, filed on December 11, 1996.

    (c)(iii)    Distribution Agreement for services by The Equitable Life
                Assurance Society of the United States to AXA Network, LLC and
                its subsidiaries dated January 1, 2000, incorporated herein by reference to Exhibit No. 1-A(10)(c) to Registration Statement
                on Form S-6, File No. 333-17663, filed on April 19, 2001.

    (c)(iv)     Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the
                United States dated January 1, 2000, incorporated herein by reference to Exhibit No. 1-A(10)(d) to Registration Statement
                on Form S-6, File No. 333-17663, filed on April 19, 2001.

    (c)(v)      General Agent Sales Agreement dated January 1, 2000 between The
                Equitable Life Assurance Society of the United States and AXA
                Network, LLC and its subsidiaries, incorporated herein by
                reference to Exhibit 3(h) to the Registration Statement on Form
                N-4, File No. 2-30070, filed April 19, 2004.

    (c)(v)(i)   First Amendment to General Agent Sales Agreement dated
                January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(i) to the
                Registration Statement on Form N-4, File No. 2-30070, filed
                April 19, 2004.

    (c)(v)(ii)  Second Amendment to General Agent Sales Agreement dated
                January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(j) to the
                Registration Statement on Form N-4, File No. 2-30070, filed
                April 19, 2004.

    (c)(v)(iii) Third Amendment to General Agent Sales Agreement dated as of
                January 1, 2000 by and between The Equitable Life Assurance
                Society of the United States and AXA Network, LLC and its
                subsidiaries incorporated herein by reference to Exhibit 3(k)
                to the Registration Statement on Form N-4 (File
                No. 333-127445), filed on August 11, 2005.

    (c)(v)(iv)  Fourth Amendment to General Agent Sales Agreement dated as of
                January 1, 2000 by and between The Equitable Life Assurance
                Society of the United States and AXA Network, LLC and its
                subsidiaries incorporated herein by reference to Exhibit 3(l)
                to the Registration Statement on Form N-4 (File No. 333-
                127445), filed on August 11, 2005.

    (c)(v)(v)   Fifth Amendment, dated as of November 1, 2006, to General Agent
                Sales Agreement dated as of January 1, 2000 by and between The
                Equitable Life Assurance Society of the United States and AXA
                Network, LLC and its subsidiaries incorporated herein by
                reference to Exhibit 4(p) to Registration Statement on Form N-4
                (File No. 2-30070), filed on April 24, 2007.

    (c)(v)(vi)  Sixth Amendment, dated as of February 15, 2008, to General
                Agent Sales Agreement dated as of January 1, 2000 by and
                between AXA Equitable Life Insurance Company (formerly known as
                The Equitable Life Assurance Society of the United States) and
                AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File
                No. 2-30070) to Exhibit 3(q), filed on April 20, 2009.

    (c)(v)(vii) Seventh Amendment, dated as of February 15, 2008, to General
                Agent Sales Agreement dated as of January 1, 2000 by and
                between AXA Equitable Life Insurance Company (formerly known as
                The Equitable Life Assurance Society of the United States) and
                AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No.
                2-30070) to Exhibit 3(r), filed on April 20, 2009.

    (c)(v)(viii)Eighth Amendment, dated as of November 1, 2008, to General
                Agent Sales Agreement dated as of January 1, 2000 by and
                between AXA Equitable Life Insurance Company (formerly known as
                The Equitable Life Assurance Society of the United States) and
                AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File
                No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

    (c)(vi)     Form of BGA Sales Agreement for Fixed and Variable Life
                Insurance and Annuity Products incorporated herein by reference to Exhibit (c)(iv)(e) to Registration Statement File
                No. 333-103202 filed on April 27, 2004.

    (c)(vii)    The information concerning commissions included in the SAI forming part of this registration statement (File
                No. 333-103199)under "How we market the policies" is
                incorporated herein by reference.

    (d)(i)      Flexible Premium Variable Life Insurance Policy (95-300)
                (Corporate Incentive Life) (Equitable), incorporated herein by reference to Exhibit No. 1-A(5)(a)(iv) to Registration
                Statement on Form S-6, File No. 333-17663, filed on
                December 11, 1996.

    (d)(ii)     Flexible Premium Variable Life Insurance Policy (99-300),
                incorporated herein by reference to Exhibit No. 1-A(5)(a)(vi)
                to Registration Statement on Form S-6, File No. 333-17663,
                filed on March 1, 1999.

    (d)(iii)    Form of Flexible Premium Variable Life Insurance Policy for
                Incentive Life '02 (02-300), incorporated herein by reference to Exhibit No. 1-A(5)(a)(vii) to Registration Statement on Form
                S-6, File No. 333-17663, filed on August 9, 2002.

    (d)(iv)     Option to Purchase Additional Insurance Rider (R94-204)
                (Equitable), incorporated herein by reference to Exhibit No.
                1-A(5)(d) to Registration Statement on Form S-6, File No.
                333-17663, filed on December 11, 1996.

    (d)(v)      Substitution of Insured Rider (R94-212) (Equitable),
                incorporated herein by reference to Exhibit No. 1-A(5)(f) to
                Registration Statement on Form S-6, File No. 333-17663, filed on December 11, 1996.

    (d)(vi)     Renewable Term Insurance Rider on the Insured (R94-215)
                (Equitable), incorporated herein by reference to Exhibit No.
                1-A(5)(h) to Registration Statement on Form S-6, File No.
                333-17663, filed on December 11, 1996.

    (d)(vii)    Disability Rider--Waiver of Monthly Deductions (R94-216)
                (Equitable), incorporated herein by reference to Exhibit No.
                1-A(5)(j) to Registration Statement on Form S-6, File No.
                333-17663, filed on December 11, 1996.

    (d)(viii)   Disability Rider--Waiver of Premiums (R94-216A) (Equitable),
                incorporated herein by reference to Exhibit No. 1-A(5)(l) to
                Registration Statement on Form S-6, File No. 333-17663, filed on December 11, 1996.

    (d)(ix)     Accelerated Death Benefit Rider (R94-102) (Equitable),
                incorporated herein by reference to Exhibit No. 1-A(5)(p) to
                Registration Statement on Form S-6, File No. 333-17663, filed on

                December 11, 1996.

    (d)(x)      Accounting Benefit Rider (S.94-118) (Equitable), incorporated herein by reference to Exhibit No. 1-A(5)(t) to Registration
                Statement on Form S-6, File No. 333-17663, filed on
                December 11, 1996.

    (d)(xi)     Unisex Rider with Table of Guaranteed Payments Endorsement
                (S.99-33), incorporated herein by reference to Exhibit No.
                1-A(5)(z)(iii) to Registration Statement on Form S-6, File No.
                333-17663, filed on March 1, 1999.

    (d)(xii)(a) Form of Paid Up Death Benefit Guarantee Endorsement (S.99-32),
                incorporated herein by reference to Exhibit No. 1-A(5)(z)(iv)
                to Registration Statement on Form S-6, File No. 333-17663,
                filed on March 1, 1999.

    (d)(xii)(b) Form of Paid Up Death Benefit Guarantee Endorsement (S.09-30),
                previously filed with this Registration Statement, File No.
                333-103199, on June 17, 2010.

    (d)(xiii)(a)Form of Enhanced Death Benefit Guarantee Rider (R99-100),
                incorporated herein by reference to Exhibit No. 1-A(5)(z)(v) to
                Registration Statement on Form S-6, File No. 333-17663, filed on March 1, 1999.

    (d)(xiii)(b)Form of Enhanced Death Benefit Guarantee Rider (R10-40),
                previously filed with this Registration Statement, File No.
                333-103199, on June 17, 2010.

    (d)(xiv)    Form of Waiver of Surrender Charge Due to Tax Law Change
                Endorsement (S.01-WSC), incorporated herein by reference to
                Exhibit No. (d)(v) to Registration Statement on Form S-6, File
                No. 333-76130, filed on December 31, 2001.

    (d)(xv)     Form of Paid Up Death Benefit Guarantee Endorsement for
                Incentive Life '02 (S.02-60), incorporated herein by reference to Exhibit No. 1-A(5)(z)(vi) to Registration Statement on Form
                S-6, File No.333-17663, filed on August 9, 2002.

    (d)(xvi)    Children's Term Insurance Rider (R94-218) previously filed with this Registration Statement File No. 333-103199 on February 13,
                2003.

    (d)(xvii)   Integrated Term Insurance Rider (R00-10) previously filed with this Registration Statement File No. 333-103199 on February 13,
                2003.

    (d)(xviii)  Renewable Term Insurance on the Additional Insured Person
                (R94-217) previously filed with this Registration Statement
                File No. 333-103199 on February 13, 2003.

    (d)(xix)    Cost of Living Rider (R96-101) previously filed with this
                Registration Statement File No. 333-103199 on February 13, 2003.

    (d)(xx)     Accidental Death Benefit Rider (R94-219) previously filed with this Registration Statement File No. 333-103199 on February 13,
                2003.

    (d)(xxi)    Form of Flexible Premium Variable Life Insurance Policy
                (03-400) (Corporate Incentive Life) previously filed with this
                Registration Statement, File No. 333-103199 on November 17,
                2003.

    (d)(xxii)   Form of Flexible Premium Variable Life Insurance Policy for
                Incentive Life '06 (05-200) previously filed with this
                Registration Statement File No. 333-103199 on July 11, 2005.

    (d)(xxiii)  Form of Paid Up Death Benefit Guarantee Endorsement for
                Incentive Life '06 (S.05-30) previously filed with this
                Registration Statement File No. 333-103199 on July 11, 2005.

    (d)(xxiv)   Form of Loan Extension Endorsement for Incentive Life '06
                (S.05-20) previously filed with this Registration Statement
                File No. 333-103199 on July 11, 2005.

    (d)(xxv)    Form of Accelerated Death Benefit for Long-Term Care Services
                Rider, previously filed with this Registration Statement File
                No. 333-103199 on June 21, 2006.

    (d)(xxvi)(a)Form of Flexible Premium Variable Life Insurance Policy for
                Incentive Life Optimizer (08-200), previously filed with this
                Registration Statement, File No. 333-103199 on September 3,
                2008.

    (d)(xxvi)(b)Form of Flexible Premium Variable Life Insurance Policy for
                Incentive Life Optimizer 11 (ICC10-100), previously filed with this Registration Statement, File No. 333-103199 on April 2,
                2010.

    (d)(xxvi)(c)Form of Flexible Premium Variable Life Insurance Policy for
                Incentive Life Optimizer 11 (10-100), previously filed with this Registration Statement, File No. 333-103199 on March 28,
                2011.

    (d)(xxvii)  Cash Value Plus Rider (R07-80), previously filed with this
                Registration Statement, File No. 333-103199 on September 3,
                2008.

    (d)(xxviii) Variable Indexed Option Rider (R09-30), previously filed with this Registration Statement, File No. 333-103199 on April 21,
                2010.

    (e)(i)      Application EV4-200Y (Equitable), incorporated herein by
                reference to Exhibit No. 1-A(10)(b) to Registration Statement
                on Form S-6, File No. 333-17663, filed on December 11, 1996.

    (e)(ii)     Form of Application (AXAV1-2002), incorporated herein by
                reference to Exhibit No. 1-A(10)(b)(ii) to Registration
                Statement on Form S-6, File No. 333-17663, filed on August 9,
                2002.

    (e)(iii)    Form of Application (AXA301-1), previously filed with this
                Registration Statement, File No. 333-103199 on November 17,
                2003.

    (e)(iii)(a) Revised Form of Application (AXA301-01), previously filed with this Registration Statement File No. 333-103199 on April 22,
                2008.

    (e)(iv)     Form of Application for Life Insurance (Form AMIGV-2005),
                incorporated herein by reference to the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19,
                2006.

    (e)(iv)(a)  Revised Form of Application for Life Insurance (Form
                AMIGV-2005), previously filed with this Registration Statement
                File No. 333-103199 on April 22, 2008.

    (e)(iv)(b)  Revised Form of Application for Life Insurance (Form
                AMIGV-2009), previously filed with this Registration Statement,
                File No. 333-103199 on April 21, 2010.

    (e)(iv)(c)  Form of Application for Life Insurance (10-100), previously filed with this Registration Statement, File No. 333-103199, on
                June 17, 2010.

    (e)(v)      Form of Variable Universal Life Supplement to the Application
                (Form No. VUL-GV/IL-SIL '02 2005), previously filed with this
                Registration Statement File No. 333-103199 on April 25, 2007.

    (e)(v)(a)   Revised Form of Variable Life Supplement to the Application
                (Form No. VUL-GV/IL-SIL '02 2005), previously filed with this
                Registration Statement File No. 333-103199 on April 22, 2008.

    (e)(vi)     Form of Variable Universal Life Supplement to the Application
                (Form No. VUL-GV/IL '06 2005), previously filed with this
                Registration Statement File No. 333-103199 on April 22, 2008.

    (e)(vii)    Form of Variable Universal Life Supplement to the Application
                (Form No. VUL-GV/IL Opt 2008), previously filed with this
                Registration Statement, File No. 333-103199 on April 22, 2008.

    (e)(viii)   Form of Variable Universal Life Supplement to the Application
                (180-6006a-rev. 2009), previously filed with this Registration
                Statement, File No. 333-103199 on April 21, 2010.

    (f)(i)(a)   Declaration and Charter of Equitable, as amended January 1,
                1997, incorporated herein by reference to Exhibit No. 1-A(6)(a)
                to Registration Statement on Form S-6, File No. 333-17663,
                filed on April 30, 1997.

    (f)(i)(b)   Restated Charter of AXA Equitable, as amended December 6, 2004, incorporated herein by reference to Exhibit No. 3.2 to Form
                10-K, (File No. 000-20501), filed on March 31, 2005.

    (f)(ii)(a)  By-Laws of Equitable, as amended November 21, 1996, incorporated herein by reference to Exhibit No. 1-A(6)(b) to
                Registration Statement on Form S-6, File No. 333-17663, filed on April 30, 1997.

    (f)(ii)(b)  By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to
                Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

    (g)         Form of Reinsurance Agreement between Reinsurance Company and the Equitable Life Assurance Society of the United States
                previously filed with this Registration Statement File No.
                333-103199, on April 4, 2003.

    (h)(i)(a)   Amended and Restated Participation Agreement among EQ Advisors
                Trust, Equitable, Equitable Distributors, Inc. (now AXA
                Distributors LLC) and EQ Financial Consultants, Inc. (now AXA
                Advisors, LLC), incorporated herein by reference to
                Exhibit 23.(h)(4)(ix) to Post-Effective Amendment No. 25 to the
                EQ Advisors Trust Registration Statement on Form N-1A (File
                Nos. 333-17217 and 811-07953), filed on February 7, 2003.

    (h)(i)(b)   Amendment No. 1 to the Amended and Restated Participation
                Agreement among EQ Advisors Trust, Equitable, AXA Distributors
                LLC and AXA Advisors, LLC incorporated herein by reference to
                Exhibit No. 23. (h)(4)(x) to Post-Effective Amendment No. 28 to
                Registration Statement on Form N-1A to the Registration
                Statement of EQ Advisors Trust on Form N-1A (File Nos.
                333-17217 and 811-07953), filed on February 10, 2004.

    (h)(ii)     Participation Agreement among AXA Premier VIP Trust, The
                Equitable Life Assurance Society of the United States,
                Equitable Distributors, Inc., AXA Distributors LLC, and AXA
                Advisors, LLC, incorporated herein by reference to Exhibit
                No. 23.(h)(5) to Post-Effective Amendment No. 1 to the AXA
                Premier VIP Trust Registration Statement on Form N-1A (File
                No. 333-70754 and 811-10509) filed on December 10, 2001.

    (h)(iii)    Participation Agreement among Fidelity Distributors
                Corporation, Variable Insurance Products Fund, and The
                Equitable Life Assurance Society of the United States and Form
                of Sub License agreement between The Equitable Life Assurance
                Society of the United States and Fidelity Distributors
                Corporation incorporated herein by reference to Registration
                Statement or Form N-4 (File No. 333-160951) filed on
                November 16, 2009.

    (h)(iv)     Participation Agreement by and Among AIM Variable Insurance
                Funds, A I M Distributors, Inc., AXA Equitable Life Insurance
                Company, on Behalf of itself and its Separate Accounts, AXA
                Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005, incorporated by reference to the Registration Statement on Form
                N-4 (File No. 333-160951) filed on November 16, 2009.

    (h)(v)      Fund Participation Agreement among AXA Equitable Life Insurance
                Company, American Century Investment Management, Inc., and
                American Century Investment Services, Inc., incorporated by reference to the Registration Statement on Form N-4 (File No.
                333-153809) filed on July 8, 2011.

    (h)(vi)     Participation Agreement among Variable Insurance Products
                Funds, Fidelity Distributors Corporation, and The Equitable
                Life Assurance Society of the United States, dated May 1, 2003, incorporated by reference to the Registration Statement on Form
                N-4 (File No. 333-160951) filed on November 16, 2009.

    (h)(vii)    Participation Agreement as of July 1, 2005 Franklin Templeton
                Variable Insurance Products Trust, Franklin/Templeton
                Distributors, Inc., AXA Equitable Life Insurance Company, AXA
                Advisors, LLC, and AXA Distributors, LLC, incorporated by
                reference to the Registration Statement on Form N-4 (File No.
                333-160951) filed on November 16, 2009.

    (h)(viii)   Fund Participation Agreement among AXA Equitable Life Insurance
                Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs
                Asset Management, L.P., and Goldman, Sachs & Co., dated
                October 20, 2009, incorporated by reference to the Registration
                Statement on Form N-4 (File No. 333-178750) filed on
                December 23, 2011.

    (h)(ix)     Fund Participation Agreement among AXA Equitable Life Insurance
                Company, Ivy Funds Variable Insurance Portfolios and Waddell &
                Reed, Inc., incorporated by reference to the Registration
                Statement on Form N-4 (File No. 333-178750) filed on
                December 23, 2011.

    (h)(x)      Fund Participation Agreement among AXA Equitable Life Insurance
                Company, Lazard Retirement Series, Inc., and Lazard

                Asset Management Securities LLC, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750)
                filed on December 23, 2011.

    (h)(xi)     Participation Agreement among MFS Variable Insurance Trust,
                Equitable Life Assurance Society of the United States, and
                Massachusetts Financial Service Company, dated July 18, 2002, incorporated by reference to the Registration Statement on Form
                N-4 (File No. 333-160951) filed on November 16, 2009.

    (h)(xii)    Participation Agreement among T.Rowe Price Equity Series, Inc.,
                T.Rowe Price Investment Services, Inc. and AXA Equitable Life
                Insurance Company, dated July 20, 2005, incorporated by
                reference to the Registration Statement on Form N-4 (File
                No. 333-160951) filed on November 16, 2009.

    (h)(xiii)(a)Participation Agreement among MONY Life Insurance Company,
                PIMCO Variable Insurance Trust and PIMCO Funds Distributions
                LLC, dated December 1, 2001, incorporated by reference to the
                Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

    (h)(xiii)(b)Third Amendment to the Participation Agreement, (the
                "Agreement") dated December 1, 2001 by and among MONY Life
                Insurance Company, PIMCO Variable Insurance Trust, and PIMCO
                Funds Distributions LLC (collectively, the "Parties") adding
                AXA Equitable Insurance Company as a Party to the Agreement
                incorporated by reference to the Registration Statement on Form
                N-4 (File No. 333-178750) filed on December 23, 2011.

    (h)(xiv)(a) Participation Agreement among Van Eck Worldwide Insurance
                Trust, Van Eck Securities Corporation, Van Eck Associates
                Corporation and MONY Life Insurance Company, dated August 7,
                2000, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

    (h)(xiv)(b) Amendment No. 1 to the Participation Agreement, (the
                "Agreement") dated August 7, 2000 by and among MONY Life
                Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck
                Securities Corporation and Van Eck Associates Corporation
                (collectively, the "Parties") adding AXA Equitable Insurance
                Company as a Party to the Agreement, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750)
                filed on December 23, 2011.

    (i)         Administration Contracts. See (c)(ii),(iii) & (iv).

    (j)         Inapplicable.

    (k)         Opinion and Consent of Dodie Kent, Vice President and Associate
                General Counsel of AXA Equitable, filed herewith.

    (l)(i)      Opinion and Consent of Brian Lessing, FSA, MAAA, Vice President
                and Actuary of AXA Equitable previously filed with this
                Registration Statement File No. 333-103199 on April 21, 2010.

    (l)(ii)     Opinion and Consent of Andrew Buckley, FSA, MAAA, Vice
                President and Actuary of AXA Equitable previously filed with this Registration Statement File No. 333-103199 on June 17,
                2010.

    (l)(iii)    Opinion and Consent of Brian Lessing, FSA, MAAA, Vice President
                and Actuary of AXA Equitable previously filed with this
                Registration Statement File No. 333-103199 on April 25, 2011.

    (l)(iv)     Opinion and Consent of Brian Lessing, FSA, MAAA, Vice President
                and Actuary of AXA Equitable, to be filed by Amendment.

    (m)(i)      Sample Calculation for Illustrations previously filed with this
                Registration Statement File No. 333-103199 on April 21, 2010.

    (m)(ii)     Sample Calculation for Illustrations previously filed with this
                Registration Statement File No. 333-103199 on June 17, 2010.

    (m)(iii)    Sample Calculation for Illustrations previously filed with this
                Registration Statement File No. 333-103199 on April 25, 2011.

    (m)(iv)     Sample Calculation for Illustrations to be filed by Amendment.

    (n)(i)      Consent of independent registered public accounting firm to be filed by Amendment.

    (n)(ii)     Powers of Attorney, filed herewith.

    (o)         Inapplicable.

    (p)         Inapplicable.

    (q)         Description of Equitable's Issuance, Transfer and Redemption
                Procedures for Flexible Premium Policies pursuant to Rule
                6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940, incorporated herein by reference to Exhibit No. 8 to
                Registration Statement on Form S-6, File No. 333-17663, filed on December 11, 1996.

  +  State variations not included

 Item 27.  Directors and Officers of AXA Equitable.

       Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is
       1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                AXA EQUITABLE
------------------              --------------------------

DIRECTORS

Henri de Castries               Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                   Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                  Director
30 Beekman Place, Apt. 8A
New York, NY 10022

Danny L. Hale                   Director
900 20th Avenue South
Nashville, TN 37212

Anthony J. Hamilton             Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Peter S. Kraus                  Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Ramon de Oliveira               Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Lorie A. Slutsky                Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                   Director
Princeton University
Corwin Hall
Princeton, NJ 08544

Richard C. Vaughan              Director
764 Lynnmore Lane
Naples, FL 34108

OFFICER-DIRECTOR
----------------

*Mark Pearson               Director, Chairman of the Board, and
                            Chief Executive Officer

*Andrew J. McMahon          Director and President

OTHER OFFICERS
--------------

*Andrea Nitzan              Executive Vice President

*Betrand Poupart-Lafarge    Executive Vice President, Chief
                            Investment Officer and Treasurer

*Michael B. Healy           Executive Vice President and Chief
                            Information Officer

*Alvin H. Fenichel          Senior Vice President and Chief
                            Accounting Officer

*Salvatore Piazzolla        Senior Executive Vice President

*Mary Fernald               Senior Vice President and Chief
                            Underwriting Officer

*David Kam                  Senior Vice President and Actuary

*Richard S. Dziadzio        Senior Executive Vice President and
                            Chief Financial Officer

*Andrew Raftis              Senior Vice President and Auditor

*Kevin E. Murray            Executive Vice President

*Anne M. Katcher            Senior Vice President and Senior Actuary

*Anthony F. Recine          Senior Vice President, Chief Compliance
                            Officer and Deputy General Counsel

*Karen Field Hazin          Vice President, Secretary and Associate
                            General Counsel

*Dave S. Hattem             Senior Vice President and General
                            Counsel

*Richard V. Silver          Senior Executive Vice President, Chief
                            Administrative Officer and Chief Legal
                            Officer

*Michel Perrin              Senior Vice President and Actuary

*Naomi J. Weinstein         Vice President

*Charles A. Marino          Executive Vice President and Chief
                            Actuary

*Nicholas B. Lane           Senior Executive Vice President and
                            President, Retirement Savings

*David W. O'Leary           Exeuctive Vice President

*Robert O. Wright, Jr.      Exeuctive Vice President

Item 28.Persons Controlled by or Under Common Control with the Insurance
        Company or Registrant.

        Separate Account FP of AXA Equitable Life Insurance Company (the
"Separate Account") is a separate account of AXA Equitable. AXA Equitable, a
New York stock life insurance company, is a wholly owned subsidiary of AXA
Financial, Inc. (the "Holding Company"), a publicly traded company.

        AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable.
AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

        (a) The AXA Group Organizational June 1st Charts 2011 are incorporated herein by reference to Exhibit 26 to Registration Statement (File
No. 333-178750) on Form N-4, filed December 23, 2011.

        (b) The AXA Financial, Inc.--Subsidiary Organization Chart: Q1-2011 is
incorporated herein by reference to Exhibit 26(b) to Registration Statement
File No. 2-30070 on Form N-4 filed April 25, 2011.

Item 29. Indemnification

     (a) Indemnification of Directors and Officers

         The by-laws of the AXA Equitable Life Insurance Company ("AXA
         Equitable") provide, in Article VII, as follows:

         7.4  Indemnification of Directors, Officers and Employees.

         (a)  To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

              (i)  Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or
                   intestate is or was a director, officer or employee of the
                   Company shall be indemnified by the Company;

              (ii) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or
                   intestate serves or served any other organization in any
                   capacity at the request of the Company may be indemnified by the Company; and

              (iii)the related expenses of any such person in any of said categories may be advanced by the Company.

     (b) To the extent permitted by the law of the State of New York, the
         Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.ss.721-726: Insurance Law
         ss.1216).

     The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty
Insurance Company, U.S. Specialty Insurance, St. Paul Travelers, Chubb
Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The
annual limit on such policies is $100 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

     (b) Indemnification of Principal Underwriters

     To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC. and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors,
LLC. and AXA Advisors, LLC.

(c)  Undertaking

     Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange
Commission such indemnification is against public policy as expressed in the
Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.Principal Underwriters

     (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA
Equitable, MONY Life Insurance Company and MONY Life Insurance Company of
America are the principal underwriters for Separate Accounts 70, 49, and FP of
AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY
Variable Account A, MONY Variable Account L, MONY America Variable Account A
and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for Separate Accounts 45, A and I, and MONY Variable Account S, and
Keynote Series Account. The principal business address of AXA Advisors, LLC and
AXA Distributors, LLC, is 1290 Avenue of the Americas, NY, NY 10104.

     (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA
Advisors, LLC or AXA Distributors, LLC, as applicable.

(i)AXA ADVISORS, LLC

NAME AND PRINCIPAL                   POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                     (AXA ADVISORS LLC)
------------------                   -----------------------------------------

*Andrew J. McMahon                   Director, Chairman of the Board and
                                     Chief Financial Protection & Wealth
                                     Management Officer

*Christine Nigro                     President and Director

*Richard S. Dziadzio                 Director

*Manish Agarwal                      Director

*Nicholas B. Lane                    Director and Chief Retirement Services
                                     Officer

*Robert O. Wright, Jr.               Director, Vice Chairman of the Board and
                                     Chief Sales Officer

*Frank Massa                         Chief Operating Officer

*Philip Pescatore                    Chief Risk Officer

*William Degnan                      Senior Vice President

*David M. Kahal                      Senior Vice President

*George Papazicos                    Senior Vice President

*Vincent Parascandola                Senior Vice President

*Robert P. Walsh                     Vice President and Chief Anti-Money
                                     Laundering Officer

*Patricia Roy                        Chief Compliance Officer

*Maurya Keating                      Vice President and Chief Broker Dealer

*Francesca Divone                    Secretary

*Susan Vesey                         Assistant Secretary

*Denise Tedeschi                     Assistant Vice President and Assistant
                                     Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                   POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                     (AXA DISTRIBUTORS, LLC)
------------------                   ------------------------------------------

*Nicholas B. Lane                    Director, Chairman of the Board,
                                     President, Chief Executive Officer and
                                     Chief Retirement Savings Officer

*Andrew J. McMahon                   Director and Chief Financial Protection &
                                     Wealth Management Officer

*Michael P. McCarthy                 Director, Senior Vice President and
                                     National Sales Manager

*David W. O'Leary                    Executive Vice President

*Joanne Pietrini-Smith               Executive Vice President

*Nelida Garcia                       Senior Vice President

*Peter D. Golden                     Senior Vice President

*Kevin M. Kennedy                    Senior Vice President

*Harvey T. Fladeland                 Senior Vice President

*Windy Lawrence                      Senior Vice President

*Mark Teitelbaum                     Senior Vice President

*Timothy P. O'Hara                   Senior Vice President

*Mark D. Scalercio                   Senior Vice President

*Michael Schumacher                  Senior Vice President

*John C. Taroni                      Vice President and Treasurer

*Norman J. Abrams                    Vice President and General Counsel

*Nicholas Gismondi                   Vice President and Chief Financial
                                     Officer

*Denise Tedeschi                     Assistant Vice President and Assistant
                                     Secretary

*Gregory Lashinsky                   Assistant Vice President - Financial
                                     Operations Principal

*Robert P. Walsh                     Vice President and Chief AML Officer

*Francesca Divone                    Secretary

*Susan Vesey                         Assistant Secretary

     (c) The information under "Distribution of the Policies" in the Prospectus and Statement of Additional Information forming a part of this Registration
Statement is incorporated herein by reference.

Item 31.Location of Accounts and Records

        The records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, New York
10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus,
NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301
W. 11th Street, Kansas City, Mo. 64105.

Item 32.Management Services

        Not applicable.

Item 33.Representation Regarding Reasonableness of Aggregate Policy Fees and
        Charges

        AXA Equitable represents that the fees and charges deducted under the
Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the Policies.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(a) under the Securities Act of 1933 and has duly caused this
Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the 5th day
of March, 2012.

                          SEPARATE ACCOUNT FP OF AXA EQUITABLE LIFE
                          INSURANCE COMPANY (REGISTRANT)

                          By: AXA EQUITABLE LIFE INSURANCE COMPANY
                                               (DEPOSITOR)

                          By: /s/ Dodie Kent
                              ----------------------------------------------
                              Dodie Kent
                              Vice President and Associate General Counsel

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Depositor has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 5th day of
March, 2012.

                             AXA EQUITABLE LIFE INSURANCE COMPANY
                                     (DEPOSITOR)

                             By:  /s/ Dodie Kent
                                  ---------------------------------------
                                  Dodie Kent
                                  Vice President and Associate General
                                  Counsel

     Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                       Chairman of the Board, Chief Executive
                                    Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard S. Dziadzio                Senior Executive Vice President and
                                    Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                  Senior Vice President and Chief
                                    Accounting Officer

*DIRECTORS:

Henri de Castries    Anthony J. Hamilton         Mark Pearson
Denis Duverne        Peter S. Kraus              Lorie A. Slutsky
Charlynn Goins       Andrew J. McMahon           Ezra Suleiman
Danny L. Hale        Ramon de Oliveira           Richard C. Vaughan

*By:  /s/ Dodie Kent
      -------------------------
      Dodie Kent
      Attorney-in-Fact
      March 5, 2012

                                 EXHIBIT INDEX

EXHIBIT NO.                                    TAG VALUE
-----------                                    ---------
 26(k)      Opinion and Consent of Dodie Kent  EX-99.26k

 26(n)(ii)  Powers of Attorney                 EX-99.26nii